Loans Payable (Details) - USD ($)		12 Months Ended
	Dec. 12, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans Payable [Line Items]
Interest expense on loans			$ 215,003	$ 241,890
Disposal Lease Liability		151,249	34,038
Amount of gross proceeds			42,970
Disposal of net book value of asset		144,894	44,650
Loss on disposal		15,062	1,680
Loan facility amount	$ 200,000
Interest rate percentage	0.00%
Third Party [Member]
Loans Payable [Line Items]
Amount of gross proceeds		159,956
Loans Payable [Member]
Loans Payable [Line Items]
Original cost of asset		267,189	77,444
Accumulated depreciation		$ 122,205	$ 32,794